Details of Significant Accounts - Share capital - Movements in shares outstanding (Details) shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 11, 2020 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Movements in shares outstanding
Beginning balance		$ 30,152	$ 29,840	$ 31,356
Employee stock option exercised		2,663	312	111
Shares retired				(1,627)
Shares retired (in shares) | shares	16,270
Conversion as part of recapitalization		(22,715)
Shares Issuance to exchange Provident outstanding shares		1,726
Ending balance		11,826	$ 30,152	$ 29,840
Perfect Class A Ordinary Shares
Movements in shares outstanding
Conversion as part of recapitalization		$ 8,421
Conversion as part of recapitalization (in shares) | shares		84,211
Shares Issuance to exchange Provident outstanding shares		$ 1,726
Shares Issuance to exchange Provident outstanding shares (in shares) | shares		17,264
Ending balance (in shares) | shares		101,475
Ending balance		$ 10,147
Perfect Class B Ordinary Shares
Movements in shares outstanding
Conversion as part of recapitalization		$ 1,679
Conversion as part of recapitalization (in shares) | shares		16,789
Ending balance (in shares) | shares		16,789
Ending balance		$ 1,679
Ordinary shares
Movements in shares outstanding
Beginning balance (in shares) | shares		301,521	298,397	313,562
Beginning balance		$ 30,152	$ 29,840	$ 31,356
Employee stock option exercised		$ 2,663	$ 312	$ 111
Employee stock options exercised (in shares)		26,629	3,124	1,105
Shares retired				$ (1,627)
Shares retired (in shares) | shares				(16,270)
Conversion as part of recapitalization		$ (32,815)
Conversion as part of recapitalization (in shares) | shares		(328,150)
Ending balance (in shares) | shares			301,521	298,397
Ending balance			$ 30,152	$ 29,840